UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year
or Quarter Ended:

December 31, 2009

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):

[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:     Beutel, Goodman & Company Ltd.
Address:  20 Eglinton Avenue West
          Suite 2000
          Toronto, Ontario  M4R 1K8


Form 13F File Number: 28-11939


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:	Michael James Gibson
Title:	Chief Financial Officer,
	Alternate Compliance Officer
Phone:	416-932-6337

Signature, Place,
and Date of Signing:

_____________________	Toronto, Ontario, Canada
[Signature] 		[City, State]

January 25, 2010
[Date]

Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this
reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                       Beutel, Goodman & Company Ltd.
                                                       Form 13F Information Table        Form 13F File Number
            31-Dec-09                                                                          28 - 11939

                                                             Total             InvestmentOther    Voting Authority
Name of Issuer             Title of Class        CUSIP   (x $1000)      Shares DiscretionMgrs.       Sole Shared     None
Bank of Nova Scotia                Common      64149107     297,343   6,322,652     Sole         5,318,890       1,003,762
Cameco Corp.                       Common     13321L108     169,834   5,238,687     Sole         4,481,487         757,200
CIBC                               Common     136069101     438,554   6,735,043     Sole         5,715,796       1,019,247
CDN National Railway               Common     136375102     215,699   3,937,072     Sole         3,372,584         564,488
Encana                             Common     292505104     209,664   6,433,171     Sole         5,520,996         912,175
Kinross Gold Corp.                 Common     496902404     173,810   9,391,344     Sole         8,017,244       1,374,100
Manulife Financial                 Common     56501R106     342,509  18,544,857     Sole        15,903,627       2,641,230
Molson Coors Canada        ExchNonVot CLB     608711206     263,377   5,803,196     Sole         4,998,146         805,050
Rogers Communications    Class BNonVoting     775109200     232,822   7,454,061     Sole         6,371,760       1,082,301
Royal Bank CDA                     Common     780087102     232,214   4,309,155     Sole         3,539,520         769,635
Sun Life Financial                 Common     866796105     113,404   3,923,619     Sole         3,279,383         644,236
Talisman Energy Inc                Common     87425E103     277,099  14,728,966     Sole        12,387,387       2,341,579
Thomson Reuters Corp.              Common     884903105     117,041   3,608,132     Sole         3,049,607         558,525
Toronto Dominion Bank              Common     891160509     507,155   8,047,170     Sole         6,830,205       1,216,965

Total                                                     3,590,525




FORM 13F SUMMARY PAGE



Report Summary:
December 31, 2009


Number of Other Included
Managers:        None


Form 13F Information Table
Entry Total:  14



Form 13F Information Table
Value Total:  3,590,525 (thousands)



List of Other Included
Managers:  None




Provide a numbered list of the
name(s) and Form 13F file number(s)
of all institutional investment
managers with respect
to which this report is filed,
other than the manager filing this
report.[If there are no entries in
this list, state NONE and omit the
column headings and list entries.]



No. Form 13F File Number Name
	28-11939


______________________________________
[Repeat as necessary.]